As filed with the Securities and Exchange Commission on November 22, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

DSM Large Cap Growth Fund
SCHEDULE OF INVESTMENTS at September 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS: 99.3%
	Air Freight & Logistics: 3.3%
18,525	Expeditors International of Washington, Inc.	751,189
	Beverages: 2.2%
15,550	SABMiller Plc - ADR	502,887
	Biotechnology: 6.1%
22,325	Celgene Corp.*	1,382,364
	Capital Markets: 1.8%
4,150	Franklin Resources, Inc.	396,906
	Chemicals: 2.5%
6,125	Praxair, Inc.	572,565
	Communications Equipment: 2.1%
6,700	F5 Networks, Inc.*	476,035
	Computers & Peripherals: 10.8%
4,900	Apple, Inc.*	1,867,782
16,575	NetApp, Inc.*	562,555
		2,430,337
	Energy Equipment & Services: 7.3%
15,935	Baker Hughes, Inc.	735,560
15,250	Schlumberger Ltd.	910,882
		1,646,442
	Food Products: 2.9%
11,700	Nestle SA - ADR	644,670
	Health Care Equipment & Supplies: 2.2%
1,375	Intuitive Surgical, Inc.*	500,885
	Hotels, Restaurants & Leisure: 8.7%
11,300	Las Vegas Sands Corp. *	433,242
19,750	Starbucks Corp.	736,478
16,200	Yum Brands, Inc.	800,118
		1,969,838
	Industrial Conglomerates: 7.2%
11,450	3M Co.	821,996
52,775	General Electric Co.	804,291
		1,626,287
	Internet & Catalog Retail: 3.4%
1,735	Priceline Communications, Inc.*	779,813
	Internet Software & Services: 2.1%
905	Google, Inc.*	465,514
	IT Services: 9.4%
14,200	Cognizant Technology Solutions Corp.*	890,340
14,325	Visa, Inc.	1,227,939
		2,118,279
	Media: 4.2%
25,475	Discovery Communications, Inc.*	958,369
	Multiline Retail: 3.8%
22,975	Dollar General Corp.*	867,536
	Pharmaceuticals: 8.6%
10,450	Allergan, Inc.	860,871
11,525	Shire Plc - ADR	1,082,543
		1,943,414
	Software: 1.3%
6,875	Rovi Corp.*	295,488
	Telecommunications: 2.7%
28,850	Tencent Holdings Ltd. - ADR	599,215

	Textiles, Apparel & Luxury Goods: 3.3%
8,775	Nike, Inc.	750,350
	Tobacco: 3.4%
12,500	Philip Morris International, Inc.	779,750

	TOTAL COMMON STOCKS
	(Cost $22,783,870)	22,458,133

	SHORT TERM INVESTMENTS - 0.8%
184,699	Invesco Short-Term Investments Trust Treasury Portfolio, 0.02%^	184,699

	TOTAL SHORT-TERM INVESTMENT
	(Cost $184,699)	184,699

	TOTAL INVESTMENTS IN SECURITIES: 100.1%
	(Cost $22,968,569)	22,642,832
	Other Liabilities in excess of Assets: (0.1%)	(35,536)
	TOTAL NET ASSETS: 100.0%	$22,607,296

ADR - American Depository Receipt
* Non-income producing security
^ Annualized Seven-day yield as of September 30, 2011

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows+:

Cost of investments		$23,063,663
Gross unrealized appreciation		1,644,786
Gross unrealized depreciation		(2,065,617)
Net unrealized depreciation		$(420,831)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at September 30, 2011

The DSM Large Cap Growth Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2011:

	Level 1	Level 2	Level 3
Common Stock	$22,458,133	$-	$-

Short-Term Investment	184,699	-	-

Total Investments in Securities	$22,642,832	$-	$-

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title /s/ Eric W. Falkeis
                                               Eric W. Falkeis, President

Date   November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric W. Falkeis
                                                   Eric W. Falkeis, President

Date  November 21, 2011

By (Signature and Title)* /s/  Patrick J. Rudnick
                                               Patrick J. Rudnick, Treasurer
Date  November 21, 2011

* Print the name and title of each signing officer under his or her signature.

DSM Large Cap Growth Fund 9.30.11 N-Q